Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Business [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Silo Pharma, Inc. (the “Company”) was incorporated in the State of New York on July 13, 2010, under the name Gold Swap, Inc. On May 21, 2019, the Company filed an amendment to its Certificate of Incorporation with the State of Delaware to change its name from Point Capital, Inc. to Uppercut Brands, Inc. Thereafter, on September 24, 2020, the Company filed an amendment to its Certificate of Incorporation with the State of Delaware to change its name from Uppercut Brands, Inc. to Silo Pharma, Inc.

On January 24, 2013, the Company changed its state of incorporation from New York to Delaware. On December 19, 2023, the Company changed its state of incorporation from the State of Delaware to the State of Nevada.

On April 8, 2020, the Company incorporated a new wholly-owned subsidiary, Silo Pharma Inc., in the State of Florida.

The Company is a developmental stage biopharmaceutical company developing novel therapeutics that address under-served conditions using therapies that include conventional drugs and psychedelic formulations. The Company is focused on developing (i) an intranasal drug targeting PTSD and stress-induced anxiety disorders (SPC-15); (ii) a time-release ketamine-based loaded implant for fibromyalgia and chronic pain relief (SP-26); (iii) an intranasal compound for the treatment of Alzheimer’s disease (SPC-14); and (iv) a CNS-homing peptide targeting the central nervous system in multiple sclerosis (SPU-16).

NOTE 1 – ORGANIZATION AND BUSINESS

Silo Pharma, Inc. (the “Company”) was incorporated in the State of New York on July 13, 2010, under the name Gold Swap, Inc. On May 21, 2019, the Company filed an amendment to its Certificate of Incorporation with the State of Delaware to change its name from Point Capital, Inc. to Uppercut Brands, Inc. Thereafter, on September 24, 2020, the Company filed an amendment to its Certificate of Incorporation with the State of Delaware to change its name from Uppercut Brands, Inc. to Silo Pharma, Inc.

On January 24, 2013, the Company changed its state of incorporation from New York to Delaware. On December 19, 2023, the Company changed its state of incorporation from the State of Delaware to the State of Nevada.

On April 8, 2020, the Company incorporated a new wholly-owned subsidiary, Silo Pharma Inc., in the State of Florida.

The Company is a developmental stage biopharmaceutical company developing novel therapeutics that address under-served conditions using therapies that include conventional drugs and psychedelic formulations. The Company is focused on developing (i) an intranasal drug targeting PTSD and stress-induced anxiety disorders (SPC-15); (ii) a time-release ketamine-based loaded implant for fibromyalgia and chronic pain relief (SP-26); (iii) an intranasal compound for the treatment of Alzheimer’s disease (SPC-14); and (iv) a CNS-homing peptide targeting the central nervous system in multiple sclerosis (SPU-16).